2. Going Concern (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 15, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss from continuing operations		$ (6,137)	$ (26,514)	$ (102,029)
Working capital		(92,648)
Accumulated deficit		(570,126)	(557,844)
Convertible Bonds [Member]
Convertible debt, current		$ 41,600	$ 41,600
Subsequent Event [Member] | Private Placement [Member]
Stock issued new, shares	6,600,000
Proceeds from sale of stock	$ 7,600